Commitments & Contingencies (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 19, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments & Contingencies
Total gross proceeds from IPO		$ 9,000,000				$ 69,000,000	$ 69,000,000
Representative shares issued					210,000	210,000
Representative shares, value				$ 297,045	$ 341,602	$ 341,602
Additional representative shares					31,500	31,500
Over-Allotment Option [Member]
Commitments & Contingencies
Additional share purchase	900,000		900,000	900,000
Underwriter [Member]
Commitments & Contingencies
Total gross proceeds from IPO		9,000,000
Proceeds from payment of closing IPO		900,000
Representative shares issued						210,000
Representative shares, value					$ 297,045	$ 297,045
Additional representative shares					31,500	31,500
Representative shares issued					210,000
Additional representative shares, value					$ 44,557	$ 44,557
Top [Member]
Commitments & Contingencies
Representative shares issued					241,500	241,500
Top [Member] | Over-Allotment Option [Member]
Commitments & Contingencies
Total gross proceeds from IPO		$ 1,035,000
Underwriters Agreement [Member]
Commitments & Contingencies
Underwriting discount		1.50%
Amount paid intial public offering		$ 900,000		$ 900,000
Payments of Stock Issuance Costs		$ 135,000		$ 135,000